STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss) income for the year	R$ (663,678)	R$ 155,467	R$ 548,379
Adjustments to reconciliate net income for the year with net cash generated by operating activities:
Depreciation and amortization	2,718,856	1,117,416	589,911
Interest on short-term investments	(103,310)	(78,414)	(129,296)
Reversal from swap and forward derivative contracts	(1,090,299)	(38,703)	(543,398)
Provision for tax, civil and labor risks	198,568	(24,509)	40,193
Inflation adjustment of judicial deposits	(11,242)	(13,352)	(13,780)
Inflation adjustment of contingencies	37,966	9,758	4,346
Income tax and social contribution	274,744	149,099	125,026
Company formation tax		206,592
Income from sale and write-off of property, plant and equipment and intangible	35,555	34,518	24,573
Equity in subsidiaries
Interest and exchange rate variation on leases	62,250	127,398	52,011
Interest and exchange rate variation on borrowings and financing	2,003,147	582,519	1,187,869
Exchange differences on translation of foreign operations	(71,974)	5,764	(3,535)
Provision (reversal of provision) for losses from property, plant and equipment and intangible	155,463	3,541
Provision (reversal of provision) for stock option plans	(44,142)	59,232	40,505
Actual losses and provision for losses with trade receivables, net of reversals	640,676	209,505	237,884
Provision (reversal of provision) for inventory losses, net	341,799	147,140	22,743
Provision (reversal of provision) for post-employment health care plan	46,583	19,969	(34,914)
Effect from hyperinflationary economy	55,277	51,659	45,198
Other provision (reversals)	(114,286)	(134,212)	(26,145)
Adjustments to reconcile profit (loss)	4,471,953	2,590,387	2,167,570
INCREASE (DECREASE) IN:
Trade receivable	(1,308,030)	(212,812)	(415,459)
Inventories	(1,444,671)	(194,698)	(112,331)
Recoverable taxes	(770,102)	(6,369)	84,982
Other assets	152,811	(56,440)	(67,864)
Domestic and foreign trade payable	1,004,231	117,080	158,978
Payroll, profit sharing and social charges, net	749,609	(15,855)	215,412
Tax liabilities	382,695	91,520	(170,098)
Other liabilities	(31,135)	21,204	(52,247)
Increase (decrease) in (assets) liabilities	3,207,361	2,334,017	1,808,943
OTHER CASH FLOWS FROM OPERATING ACTIVITIES
Payment of income tax and social contribution	(331,450)	(321,262)	(269,966)
Release of judicial deposits	66,192	9,674	(364)
Payments related to tax, civil and labor lawsuits	(134,551)	(27,179)	(36,464)
Payments due to settlement of derivative transactions	(38,835)	(66,420)	(30,967)
Payment of interest on lease	(225,420)	(134,579)	(22,691)
Payment of interest on borrowings, financing and debentures	(1,257,665)	(493,895)	(604,224)
CASH GENERATED BY (USED IN) OPERATING ACTIVITIES	1,285,632	1,300,356	844,267
CASH FLOW FROM INVESTING ACTIVITIES
Cash from acquisition of subsidiary	2,661,878
Additions of property, plant and equipment and intangible	(674,211)	(586,395)	(485,016)
Proceeds from sale of property, plant and equipment and intangible	104,204	22,682	6,641
Short-term investments	(10,371,483)	(7,161,530)	(8,483,684)
Redemption of short-term investments	9,008,931	7,345,389	9,187,748
Redemption of interest on short-term investments	52,667	65,504	163,407
Receipt of dividends from subsidiaries
Investment in subsidiaries	(102,898)
CASH GENERATED BY (USED IN) INVESTING ACTIVITIES	679,088	(314,350)	389,096
CASH FLOW FROM FINANCING ACTIVITIES
Repayment of lease - principal	(843,338)	(497,905)	(46,241)
Repayment of borrowings, financing and debentures – principal	(8,483,892)	(2,643,575)	(6,552,249)
New borrowings, financing, and debentures	1,354,765	5,346,145	5,015,278
Acquisition of treasury shares, after receipt of option strike price	51,145	(2,562)	1,067
Payment of dividends and interest on equity for the previous year	(133,937)	(152,938)	(201,652)
Receipt of funds due to settlement of derivative transactions	211,722	3,992	32,401
Acquired company's liability incurred by acquiror	(370,791)
Capital Payment		52,673
Capital Increase	7,436,684	206,592
CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(777,642)	2,312,422	(1,751,396)
Effect of exchange rate variation on cash and cash equivalents	121,012	106	39,950
DECREASE IN CASH AND CASH EQUIVALENTS	1,308,090	3,298,534	(478,083)
Opening balance of cash and cash equivalents	4,513,582	1,215,048	1,693,131
Closing balance of cash and cash equivalents	5,821,672	4,513,582	1,215,048
DECREASE IN CASH AND CASH EQUIVALENTS	R$ 1,308,090	R$ 3,298,534	R$ (478,083)